Debt issued measured at amortized cost (Detail 1) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Financial Liabilities [Line Items]
Short-term debt	$ 33,870	$ 30,509
Senior unsecured debt	122,574	133,159
of which: contributes to total loss-absorbing capacity (TLAC)	89,739	92,515
of which: issued by UBS AG standalone with original maturity greater than one year	24,648	32,664
Covered bonds	11,651	8,762
Subordinated debt	17,878	15,030
of which: eligible as high-trigger loss-absorbing additional tier 1 capital instruments	17,551	13,084
of which: eligible as low-trigger loss-absorbing additional tier 1 capital instruments		1,245
of which: eligible as non-Basel III-compliant tier 2 capital instruments		207
Debt issued through the Swiss central mortgage institutions	28,278	26,335
Other long-term debt	456	424
Long-term debt	180,836	183,709
Total debt issued measured at amortized cost	214,706	214,219
Subordinated debt eligible as high-trigger loss-absorbing additional tier 1 capital instruments, subject to conversion into ordinary shares	$ 13,000	$ 6,900
Unsecured portion of total debt issued measured at amortized cost	100.00%	100.00%
Secured portion of Covered bonds	100.00%	100.00%
Secured portion of Debt issued through the Swiss central mortgage institutions	100.00%	100.00%
Secured portion of Other long-term debt	97.00%	91.00%